Provisions	12 Months Ended
Dec. 31, 2020
Provisions
Provisions

Note 15: Provisions

				Release of
	As of			surplus	As of
(amounts in thousands of euros)	01/01/2020	Additions	Reversals	provisions	12/31/2020
Provisions for litigation	—	—	—	—	—
Provisions for risks (1)	—	2	—	—	2
Total provisions	—	2	—	—	2
(1)	Provisions for risks

Provisions for risks are made of the additional contribution to pay when the free shares are granted at the term of the vesting period. This contribution is recognized on a straight-line basis over the vesting period.